Consolidated Statements Of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Income	¥ 628	$ 98	¥ 0	¥ 0
Selling and Marketing Expense [Member]
Expense related to related parties	235	37	543	806
General and Administrative Expense [Member]
Expense related to related parties	¥ 1,752	$ 275	¥ 227	¥ 0